UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-06490

BNY Mellon Investment Funds V, Inc.
(Exact name of Registrant as specified in charter)

c/o BNY Mellon Investment Adviser, Inc. 240 Greenwich Street New York, New York 10286
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 240 Greenwich Street New York, New York 10286
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	10/31
Date of reporting period:	04/30/2021

The following N-CSR relates only to the Registrant's series listed below and does not relate to any series of the Registrant with a different fiscal year end and, therefore, different N-CSR reporting requirements. A separate N-CSR will be filed for any series with a different fiscal year end, as appropriate.

BNY Mellon Diversified International Fund

BNY Mellon Global Real Estate Securities Fund

FORM N-CSR

Item 1.	Reports to Stockholders.

BNY Mellon Diversified International Fund

SEMIANNUAL REPORT April 30, 2021

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The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon Family of Funds.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

DISCUSSION OF FUND PERFORMANCE (Unaudited)

For the period from November 1, 2020 through April 30, 2021, as provided by Jeffrey M. Mortimer, CFA, and Caroline Lee, Portfolio Managers

Market and Fund Performance Overview

For the six-month period ended April 30, 2021, BNY Mellon Diversified International Fund’s Class A shares produced a total return of 23.78%, Class C shares returned 23.32%, Class I shares returned 23.96%, and Class Y shares returned 23.96%.1 In comparison, the fund’s benchmark, the MSCI EAFE® Index (the “Index”), produced a total return of 28.84% for the same period.2

Global stocks posted gains over the reporting period as the economy recovered from the COVID-19 pandemic. The fund lagged the Index due to underperformance in four of the five underlying funds.

The Fund’s Investment Approach

The fund seeks long-term capital appreciation. To pursue its goal, the fund normally allocates its assets among other mutual funds advised by BNY Mellon Investment Adviser, Inc. or its affiliates, referred to as underlying funds, which invest primarily in stocks issued by foreign companies. The fund is designed to provide diversification within the international asset class by investing the majority of its assets in the underlying funds. The underlying funds are selected by the fund’s portfolio managers, based on their investment objectives and management policies, portfolio holdings, risk/reward profiles, historical performance and other factors, including the correlation and covariance among the underlying funds. The fund’s portfolio managers determine the underlying funds. As of April 30, 2021, the fund’s market value was allocated as follows:

Underlying Funds:

BNY Mellon International Core Equity Fund     34.92%

BNY Mellon International Stock Fund      34.16%

BNY Mellon International Equity Fund      19.35%

BNY Mellon International Small Cap Fund      6.71%

BNY Mellon Emerging Markets Securities Fund      4.86%

Markets Continue to Recover, and Treasury Yields Rise

Early in the reporting period, markets benefited from a number of factors. With the approval of multiple COVID-19 vaccines in November 2020, investor sentiment improved, and the global economic outlook brightened. Returns were also boosted by interest rates, which remained low, and by the stimulus package approved by Congress, which provided support to consumers, small businesses and the economy generally. Performance in the market also broadened, and more cyclically-oriented stocks began to perform better.

As the prospect of the end of the pandemic became more likely, government lockdowns were eased, and businesses that had been hard hit by the pandemic began to show signs of recovery. Businesses also became more confident and increased their capital spending. In addition, inventory shortages began to appear, providing another catalyst to economic growth.

Toward the end of the reporting period, the economic rebound continued. This, combined with the Federal Reserve’s indications that it would tolerate higher inflation rates until the economy fully recovered, led to a rise in inflation expectations. As a result, yields at the long end of the Treasury yield curve began to increase. These higher interest rates weighed heavily on the performance of technology and other growth-oriented stocks.

2

Large-Cap Growth Stocks Drove Fund Results

The fund’s performance versus the benchmark came largely as a result of unfavorable results in four of the five underlying funds. But the primary detractor was the foreign, large-cap growth category, where the BNY Mellon International Stock Fund produced positive returns but lagged its benchmark. In the foreign large-cap blend category, the BNY Mellon International Equity Fund also produced positive returns but detracted from relative performance by underperforming its benchmark. A large underweight position in the diversified emerging markets category also hindered returns slightly.

On a more positive note, the fund’s performance was helped primarily by an overweight position in the foreign small/mid cap blend category, which returned more than 33.0%. The underlying fund, the BNY Mellon International Small Cap Fund, also performed well, beating its benchmarks.

Positioned for a Continued Bull Market

We believe that the fund is well-positioned for market activity going forward. We think that diversification across asset classes may continue to be additive to fund performance, and we will continue to attempt to take advantage of broadening market participation as more asset classes participate in the bull market.

May 17, 2021

1 DUE TO RECENT MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE DIFFERENT THAN THE FIGURES SHOWN. Investors should note that the fund’s short-term performance is highly unusual, in part to unusually favorable market conditions, and is unlikely to be repeated or consistently achieved in the future. Total return includes reinvestment of dividends and any capital gains paid and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figures provided reflect the absorption of certain fund expenses pursuant to an agreement by BNY Mellon Investment Adviser, Inc. through March 1, 2022, at which time it may be extended, terminated or modified. Had these expenses not been absorbed, the fund’s returns would have been lower. Past performance is no guarantee of future results.

2 Source: Lipper Inc. — Reflects reinvestment of net dividends and, where applicable, capital gain distributions. The MSCI EAFE® Index (Europe, Australasia, Far East) is a free float-adjusted, market capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. Investors cannot invest directly in any index.

Equities are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the prospectus of the fund and that of each underlying fund.

Small and midsized companies carry additional risks because their earnings and revenues tend to be less predictable, and their share prices more volatile, than those of larger, more established companies.

The shares of smaller companies tend to trade less frequently than those of larger, more established companies.

The ability of the fund to achieve its investment goal depends, in part, on the ability of the portfolio managers to allocate effectively the fund’s assets among the underlying funds. There can be no assurance that the actual allocations will be effective in achieving the fund’s investment goal.

Each underlying fund’s performance will be influenced by political, social and economic factors affecting investments in foreign companies. Special risks associated with such companies include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards. These risks are higher in emerging- market countries.

Recent market risks include pandemic risks related to COVID-19. The effects of COVID-19 have contributed to increased volatility in global markets and will likely affect certain countries, companies, industries and market sectors more dramatically than others. To the extent the fund may overweight its investments in certain countries, companies, industries or market sectors, such positions will increase the fund's exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.

3

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in BNY Mellon Diversified International Fund from November 1, 2020 to April 30, 2021. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
Assume actual returns for the six months ended April 30, 2021

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$2.22	$6.37	$.61	$.28
Ending value (after expenses)	$1,237.80	$1,233.20	$1,239.60	$1,239.60

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
Assuming a hypothetical 5% annualized return for the six months ended April 30, 2021

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$2.01	$5.76	$.55	$.25
Ending value (after expenses)	$1,022.81	$1,019.09	$1,024.25	$1,024.55
†

Expenses are equal to the fund’s annualized expense ratio of ..40% for Class A, 1.15% for Class C, .11% for Class I and .05% for Class Y, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

4

STATEMENT OF INVESTMENTS
April 30, 2021 (Unaudited)

Description	Shares		Value ($)
Investment Companies - 99.0%
Foreign Equity - 99.0%
BNY Mellon Emerging Markets Securities Fund, Cl. Y	2,289,477	[a]	29,808,985
BNY Mellon International Core Equity Fund, Cl. Y	4,801,778	[a]	214,255,348
BNY Mellon International Equity Fund, Cl. Y	4,774,469	[a]	118,693,296
BNY Mellon International Small Cap Fund, Cl. Y	2,555,556	[a]	41,170,013
BNY Mellon International Stock Fund, Cl. Y	8,496,122	[a]	209,599,318
Total Investments (cost $346,390,410)	99.0%		613,526,960
Cash and Receivables (Net)	1.0%		6,042,289
Net Assets	100.0%		619,569,249

a Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Portfolio Summary (Unaudited) †	Value (%)
Investment Companies	99.0
99.0

† Based on net assets.

See notes to financial statements.

5

STATEMENT OF INVESTMENTS IN AFFILIATED ISSUERS (Unaudited)

Investment Companies	Value 10/31/20 ($)	Purchases ($)†	Sales ($)	Net Realized Gain ($)
BNY Mellon Emerging Markets Securities Fund, Cl. Y	25,542,518	1,782,890	(3,044,777)	432,321
BNY Mellon International Core Equity Fund, CI. Y	193,687,039	13,225,555	(39,870,248)	5,811,317
BNY Mellon International Equity Fund, CI. Y	110,921,498	6,583,702	(23,882,876)	5,498,107
BNY Mellon International Small Cap Fund, CI. Y	34,642,884	1,657,302	(6,154,392)	909,745
BNY Mellon International Stock Fund, CI. Y	195,083,462	17,392,453	(30,875,128)	10,760,991
Total	559,877,401	40,641,902	(103,827,421)	23,412,481

Investment Companies	Net Change in Unrealized Appreciation ($)	Value 4/30/21 ($)	Net Assets (%)	Dividends/ Distributions ($)
BNY Mellon Emerging Markets Securities Fund, Cl. Y	5,096,033	29,808,985	4.8	62,890
BNY Mellon International Core Equity Fund, CI. Y	41,401,685	214,255,348	34.6	4,725,555
BNY Mellon International Equity Fund, CI. Y	19,572,865	118,693,296	19.2	1,833,702
BNY Mellon International Small Cap Fund, CI. Y	10,114,474	41,170,013	6.6	157,302
BNY Mellon International Stock Fund, CI. Y	17,237,540	209,599,318	33.8	6,273,453
Total	93,422,597	613,526,960	99.0	13,052,902

† Includes reinvested dividends/distributions.

See notes to financial statements.

6

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2021 (Unaudited)

	Cost	Value
Assets ($):
Investments in affiliated issuers—See Statement of Investments	346,390,410	613,526,960
Cash		5,826,040
Receivable for shares of Common Stock subscribed		592,762
Receivable for investment securities sold		332,000
Due from BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(c)		21,589
Prepaid expenses		34,180
		620,333,531
Liabilities ($):
Payable for shares of Common Stock redeemed		683,242
Directors’ fees and expenses payable		6,221
Other accrued expenses		74,819
		764,282
Net Assets ($)		619,569,249
Composition of Net Assets ($):
Paid-in capital		338,679,547
Total distributable earnings (loss)		280,889,702
Net Assets ($)		619,569,249

Net Asset Value Per Share	Class A	Class C	Class I	Class Y
Net Assets ($)	8,171,683	217,763	42,887,526	568,292,277
Shares Outstanding	523,286	13,912	2,743,572	36,398,948
Net Asset Value Per Share ($)	15.62	15.65	15.63	15.61

See notes to financial statements.

7

STATEMENT OF OPERATIONS
Six Months Ended April 30, 2021 (Unaudited)

Investment Income ($):
Income:
Cash dividends from affiliated issuers	8,034,966
Expenses:
Shareholder servicing costs—Note 3(c)	105,525
Professional fees	54,494
Registration fees	32,661
Directors’ fees and expenses—Note 3(d)	15,872
Prospectus and shareholders’ reports	10,271
Loan commitment fees—Note 2	7,554
Chief Compliance Officer fees—Note 3(c)	6,213
Distribution fees—Note 3(b)	783
Custodian fees—Note 3(c)	473
Interest expense—Note 2	166
Miscellaneous	13,341
Total Expenses	247,353
Less—reduction in expenses due to undertaking—Note 3(a)	(79,995)
Net Expenses	167,358
Investment Income—Net	7,867,608
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments:
Affiliated issuers	23,412,481
Capital gain distributions from affiliated issuers	5,017,936
Net Realized Gain (Loss)	28,430,417
Net change in unrealized appreciation (depreciation) on investments:
Affiliated issuers	93,422,597
Net Realized and Unrealized Gain (Loss) on Investments	121,853,014
Net Increase in Net Assets Resulting from Operations	129,720,622

See notes to financial statements.

8

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2021 (Unaudited)	Year Ended October 31, 2020
Operations ($):
Investment income—net	7,867,608	19,505,450
Net realized gain (loss) on investments	28,430,417	9,206,009
Net change in unrealized appreciation (depreciation) on investments	93,422,597	(64,448,492)
Net Increase (Decrease) in Net Assets Resulting from Operations	129,720,622	(35,737,033)
Distributions ($):
Distributions to shareholders:
Class A	(76,195)	(109,355)
Class C	(657)	(1,457)
Class I	(442,439)	(813,275)
Class Y	(7,479,432)	(18,815,805)
Total Distributions	(7,998,723)	(19,739,892)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	1,387,790	2,972,011
Class C	1	-
Class I	11,459,610	18,453,341
Class Y	9,088,976	44,790,510
Distributions reinvested:
Class A	71,630	101,481
Class C	621	1,386
Class I	394,212	662,390
Class Y	658,328	2,610,096
Cost of shares redeemed:
Class A	(1,256,232)	(2,301,356)
Class C	(2,605)	(22,369)
Class I	(6,933,373)	(21,311,042)
Class Y	(86,940,227)	(311,479,967)
Increase (Decrease) in Net Assets from Capital Stock Transactions	(72,071,269)	(265,523,519)
Total Increase (Decrease) in Net Assets	49,650,630	(321,000,444)
Net Assets ($):
Beginning of Period	569,918,619	890,919,063
End of Period	619,569,249	569,918,619

9

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended April 30, 2021 (Unaudited)	Year Ended October 31, 2020
Capital Share Transactions (Shares):
Class Ab
Shares sold	92,127	235,518
Shares issued for distributions reinvested	4,814	7,495
Shares redeemed	(83,626)	(181,093)
Net Increase (Decrease) in Shares Outstanding	13,315	61,920
Class Cb
Shares issued for distributions reinvested	41	102
Shares redeemed	(167)	(1,865)
Net Increase (Decrease) in Shares Outstanding	(126)	(1,763)
Class Ia
Shares sold	754,443	1,479,065
Shares issued for distributions reinvested	26,493	48,957
Shares redeemed	(463,144)	(1,811,396)
Net Increase (Decrease) in Shares Outstanding	317,792	(283,374)
Class Ya
Shares sold	605,194	3,729,192
Shares issued for distributions reinvested	44,302	193,198
Shares redeemed	(5,965,810)	(26,745,531)
Net Increase (Decrease) in Shares Outstanding	(5,316,314)	(22,823,141)

[a]

During the period ended April 30, 2021, 378,115 Class Y shares representing $5,710,465 were exchanged for 377,639 Class I shares and during the period ended October 31, 2020, 958,711 Class Y shares representing $11,997,381 were exchanged for 957,596 Class I shares.

[b]	During the period ended October 31, 2020, 180 Class C shares representing $2,245 were automatically converted to 181 Class A shares.
See notes to financial statements.

10

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. These figures have been derived from the fund’s financial statements.

Six Months Ended
April 30, 2021		Year Ended October 31,
Class A Shares	(Unaudited)	2020	2019	2018	2017	2016
Per Share Data ($):
Net asset value, beginning of period	12.75	13.14	12.09	13.25	10.91	11.23
Investment Operations:
Investment income—net[a]	.16	.24	.17	.14	.20	.09
Net realized and unrealized gain (loss) on investments	2.87	(.39)	1.06	(1.16)	2.25	(.32)
Total from Investment Operations	3.03	(.15)	1.23	(1.02)	2.45	(.23)
Distributions:
Dividends from investment income—net	(.16)	(.24)	(.18)	(.14)	(.11)	(.09)
Dividends from net realized gain on investments	-	(.00)[b]	-	-	-	-
Total Distributions	(.16)	(.24)	(.18)	(.14)	(.11)	(.09)
Net asset value, end of period	15.62	12.75	13.14	12.09	13.25	10.91
Total Return (%)[c]	23.78[d]	(1.21)	10.40	(7.79)	22.70	(2.08)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets[e]	2.51[f]	3.26	4.08	3.15	2.73	1.78
Ratio of net expenses to average net assets[e]	.40[f]	.40	.40	.40	.39	.39
Ratio of net investment income to average net assets[e]	2.18[f]	1.92	1.41	1.07	1.74	.84
Portfolio Turnover Rate	6.88[d]	4.10	9.44	3.66	12.41	11.12
Net Assets, end of period ($ x 1,000)	8,172	6,501	5,889	6,302	7,223	10,778

a Based on average shares outstanding.

b Amount represents less than $.01 per share.

c Exclusive of sales charge.

d Not annualized.

e Amounts do not include the expenses of the underlying fund.

f Annualized.

See notes to financial statements.

11

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
April 30, 2021		Year Ended October 31,
Class C Shares	(Unaudited)	2020	2019	2018	2017	2016
Per Share Data ($):
Net asset value, beginning of period	12.73	13.08	12.00	13.22	10.86	11.17
Investment Operations:
Investment income (loss)—net[a]	.11	.16	.12	.01	(.03)	(.01)
Net realized and unrealized gain (loss) on investments	2.86	(.42)	1.02	(1.12)	2.39	(.30)
Total from Investment Operations	2.97	(.26)	1.14	(1.11)	2.36	(.31)
Distributions:
Dividends from investment income—net	(.05)	(.09)	(.06)	(.11)	-	-
Dividends from net realized gain on investments	-	(.00)[b]	-	-	-	-
Total Distributions	(.05)	(.09)	(.06)	(.11)	-	-
Net asset value, end of period	15.65	12.73	13.08	12.00	13.22	10.86
Total Return (%)[c]	23.32[d]	(2.02)	9.61	(8.48)	21.73	(2.78)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets[e]	1.52[f]	1.58	1.43	1.34	1.54	1.59
Ratio of net expenses to average net assets[e]	1.15[f]	1.15	1.15	1.15	1.14	1.14
Ratio of net investment income (loss) to average net assets[e]	1.48[f]	1.26	.97	.11	(.26)	(.05)
Portfolio Turnover Rate	6.88[d]	4.10	9.44	3.66	12.41	11.12
Net Assets, end of period ($ x 1,000)	218	179	207	414	361	130

a Based on average shares outstanding.

b Amount represents less than $.01 per share.

c Exclusive of sales charge.

d Not annualized.

e Amounts do not include the expenses of the underlying fund.

f Annualized.

See notes to financial statements.

12

Six Months Ended
April 30, 2021		Year Ended October 31,
Class I Shares	(Unaudited)	2020	2019	2018	2017	2016
Per Share Data ($):
Net asset value, beginning of period	12.77	13.17	12.12	13.28	10.94	11.27
Investment Operations:
Investment income—net[a]	.18	.32	.21	.16	.11	.41
Net realized and unrealized gain (loss) on investments	2.87	(.43)	1.06	(1.14)	2.38	(.61)
Total from Investment Operations	3.05	(.11)	1.27	(.98)	2.49	(.20)
Distributions:
Dividends from investment income—net	(.19)	(.29)	(.22)	(.18)	(.15)	(.13)
Dividends from net realized gain on investments	-	(.00)[b]	-	-	-	-
Total Distributions	(.19)	(.29)	(.22)	(.18)	(.15)	(.13)
Net asset value, end of period	15.63	12.77	13.17	12.12	13.28	10.94
Total Return (%)	23.96[c]	(.96)	10.83	(7.51)	23.11	(1.77)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets[d]	.11[e]	.09	.08	.07	.09	.05
Ratio of net expenses to average net assets[d]	.11[e]	.09	.08	.07	.09	.04
Ratio of net investment income to average net assets[d]	2.39[e]	2.50	1.68	1.25	.88	3.76
Portfolio Turnover Rate	6.88[c]	4.10	9.44	3.66	12.41	11.12
Net Assets, end of period ($ x 1,000)	42,888	30,981	35,681	31,776	25,310	12,802

a Based on average shares outstanding.

b Amount represents less than $.01 per share.

c Not annualized.

d Amounts do not include the expenses of the underlying fund.

e Annualized.

See notes to financial statements.

13

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
April 30, 2021		Year Ended October 31,
Class Y Shares	(Unaudited)	2020	2019	2018	2017	2016
Per Share Data ($):
Net asset value, beginning of period	12.76	13.16	12.11	13.27	10.94	11.26
Investment Operations:
Investment income (loss)—net[a]	.19	.35	.21	.18	.17	(.00)[b]
bNet realized and unrealized gain (loss) on investments	2.86	(.46)	1.07	(1.15)	2.32	(.19)
Total from Investment Operations	3.05	(.11)	1.28	(.97)	2.49	(.19)
Distributions:
Dividends from investment income—net	(.20)	(.29)	(.23)	(.19)	(.16)	(.13)
Dividends from net realized gain on investments	-	(.00)[b]	-	-	-	-
Total Distributions	(.20)	(.29)	(.23)	(.19)	(.16)	(.13)
Net asset value, end of period	15.61	12.76	13.16	12.11	13.27	10.94
Total Return (%)	23.96[c]	(.92)	10.87	(7.48)	23.12	(1.71)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets[d]	.05[e]	.04	.04	.03	.04	.03
Ratio of net expenses to average net assets[d]	.05[e]	.04	.04	.03	.04	.03
Ratio of net investment income (loss) to average net assets[d]	2.61[e]	2.74	1.70	1.37	1.45	(.03)
Portfolio Turnover Rate	6.88[c]	4.10	9.44	3.66	12.41	11.12
Net Assets, end of period ($ x 1,000)	568,292	532,258	849,143	794,131	851,921	811,498

a Based on average shares outstanding.

b Amount represents less than $.01 per share.

c Not annualized.

d Amounts do not include the expenses of the underlying fund.

e Annualized.

See notes to financial statements.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

BNY Mellon Diversified International Fund (the “fund”) is a separate diversified series of BNY Mellon Investment Funds V, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering three series, including the fund. The fund’s investment objective is to seek long-term capital appreciation. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares. The fund is authorized to issue 600 million shares of $.001 par value Common Stock. The fund currently has authorized four classes of shares: Class A (150 million shares authorized), Class C (75 million shares authorized), Class I (75 million shares authorized) and Class Y (300 million shares authorized). Class A shares generally are subject to a sales charge imposed at the time of purchase. Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a contingent deferred sales charge (“CDSC”) of 1.00% if redeemed within one year. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Class C shares automatically convert to Class A shares eight years after the date of purchase, without the imposition of a sales charge. Class I and Class Y shares are sold at net asset value per share generally to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investments are valued at the net asset value of each underlying fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date and are generally categorized within Level 1 of the fair value hierarchy.

16

The following is a summary of the inputs used as of April 30, 2021 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments In Securities:†
Investment Companies	613,526,960	-	-	613,526,960

† See Statement of Investments for additional detailed categorizations, if any.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

(c) Affiliated issuers: Investments in other investment companies advised by the Adviser are considered “affiliated” under the Act.

(d) Risk: Certain events particular to the industries in which the fund’s investments conduct their operations, as well as general economic, political and public health conditions, may have a significant negative impact on the investee’s operations and profitability. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide.  Recent examples include pandemic risks related to COVID-19 and aggressive measures taken world-wide in response by governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations, and by businesses, including changes to operations and reducing staff. To the extent the fund may overweight its investments in certain countries, companies, industries or market sectors, such positions will increase the fund’s exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(e) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended April 30, 2021, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended April 30, 2021, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended October 31, 2020 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.

The fund has an unused capital loss carryover of $1,921,620 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to October 31, 2020. These short-term capital losses can be carried forward for an unlimited period.

The tax character of distributions paid to shareholders during the fiscal year ended October 31, 2020 was as follows: ordinary income $19,603,849 and long-term capital gains $136,043. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other long-term open-end funds managed by the Adviser in a $823.5 million unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit

18

facility provided by The Bank of New York Mellon (the “BNYM Credit Facility”), a subsidiary of BNY Mellon and an affiliate of the Adviser, each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $688.5 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is an amount equal to $135 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNYM Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.

The average amount of borrowings outstanding under the Facilities during the period ended April 30, 2021 was approximately $26,519 with a related weighted average annualized interest rate of 1.26%.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Adviser, there is no management fee paid to the Adviser. The fund invests in other affiliated mutual funds advised by the Adviser. All fees and expenses of the underlying funds are reflected in the underlying fund’s net asset value. The Adviser has contractually agreed, from November 1, 2020 through March 1, 2022, to waive receipt of its fees and/or assume the expenses of the fund, so that the total annual fund operating expenses (including acquired fund (underlying funds) fees and expenses) of none of its classes (excluding Distribution Plan 12b-1 fees, Shareholder Services Plan fees, taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed 1.05% of the fund’s average daily net assets. On or after March 1, 2022, the Adviser may terminate this expense limitation at any time. The reduction in expenses, pursuant to the undertaking, amounted to $79,995 during the period ended April 30, 2021.

During the period ended April 30, 2021, the Distributor retained $15 from commissions earned on sales of the fund’s Class A shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended April 30, 2021, Class C shares were charged $783 pursuant to the Distribution Plan.

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended April 30, 2021, Class A and Class C shares were charged $9,448 and $261, respectively, pursuant to the Shareholder Services Plan.

The fund has an arrangement with the transfer agent whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency fees. For financial reporting purposes, the fund includes net earnings credits, if any, as shareholder servicing costs in the Statement of Operations.

The fund has an arrangement with the custodian whereby the fund will receive interest income or be charged an overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.

The fund compensates BNY Mellon Transfer, Inc., a wholly-owned subsidiary of the Adviser, under a transfer agency agreement for providing transfer agency and cash management services inclusive of earnings credits, if any, for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended April 30, 2021, the fund was charged $3,467 for transfer agency services, inclusive of earnings credit, if any. These fees are included in Shareholder servicing costs in the Statement of Operations.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended April 30, 2021, the fund was charged $473 pursuant to the custody agreement.

During the period ended April 30, 2021, the fund was charged $6,213 for services performed by the Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Statement of Operations.

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The components of “Due from BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: Distribution Plan fees of $135, Shareholder Services Plan fees of $1,702, custodian fees of $300, Chief Compliance Officer fees of $4,193 and transfer agency fees of $1,132, which are offset against an expense reimbursement currently in effect in the amount of $29,051.

(d) Each Board member also serves as a Board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended April 30, 2021, amounted to $40,641,902 and $103,827,421, respectively.

At April 30, 2021, accumulated net unrealized appreciation on investments was $267,136,550, consisting of all gross unrealized appreciation.

At April 30, 2021, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

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INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Directors held on March 8-9, 2021, the Board considered the renewal of the fund’s Management Agreement pursuant to which the Adviser provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Adviser. In considering the renewal of the Agreement, the Board considered several factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to it at the meeting and in previous presentations from representatives of the Adviser regarding the nature, extent, and quality of the services provided to funds in the BNY Mellon fund complex, including the fund. The Adviser provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. The Adviser also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the BNY Mellon fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or the Adviser) and the Adviser’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that the Adviser also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered the Adviser’s extensive administrative, accounting and compliance infrastructures.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data based on classifications provided by Thomson Reuters Lipper, which included information comparing (1) the performance of the fund’s Class I shares with the performance of two institutional international multi-cap core funds, one institutional international multi-cap growth fund and one institutional international multi-cap value fund selected by Broadridge as comparable to the fund (the “Performance Group”) and with a broader group of funds consisting of all retail and institutional international multi-cap core funds (the “Performance Universe”), all for various periods ended December 31, 2020, and (2) the fund’s actual and contractual management fees and total expenses with those of the same group of funds in the Performance Group (the “Expense Group”) and with a broader group of all institutional international multi-cap core funds, institutional international multi-cap growth funds and institutional international multi-cap value

22

funds, excluding outliers (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. The Adviser previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Performance Comparisons. Representatives of the Adviser stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations and policies that may be applicable to the fund and comparison funds and the end date selected. The Board discussed with representatives of the Adviser the results of the comparisons and considered that the fund’s total return performance was at or above the Performance Group and Performance Universe medians for all periods. It was noted that there were only four other funds in the Performance Group. The Adviser also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index, and it was noted that the fund’s returns were above the returns of the index in six of the ten calendar years shown.

Management Fee and Expense Ratio Comparisons. The Board considered that, like most other funds in the Expense Group, the fund pays management fees only at the underlying fund (acquired funds) level, so that the contractual and actual management fees of the fund were zero. The Board noted that the fund bears indirectly its pro rata share of the expenses of the underlying funds in which it invests, including management fees payable by such underlying funds to the Adviser or its affiliates. The Board reviewed the range of actual and contractual management fees and total expenses as a percentage of average net assets of the Expense Group and Expense Universe funds and discussed the results of the comparisons. The Board considered that the fund’s total expenses (including underlying fund (acquired funds) fees and expenses) were higher than the Expense Group median and higher than the Expense Universe median total expenses.

Representatives of the Adviser stated that the Adviser has contractually agreed, until March 1, 2022, to assume the expenses of the fund so that the total annual fund operating expenses (including acquired fund (underlying funds) fees and expenses) of none of its classes (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed 1.05% of the fund’s average daily net assets.

Representatives of the Adviser reviewed with the Board the management or investment advisory fees and total expenses of funds advised or administered by the Adviser that are in the same Lipper category as the fund. Since the fund does not pay any management fees directly to the Adviser, the Board did not consider this information relevant to its consideration of the Agreement.

Analysis of Profitability and Economies of Scale. Representatives of the Adviser reviewed the expenses allocated and profit received by the Adviser and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to the Adviser and its affiliates for managing the funds in the

23

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

BNY Mellon fund complex, and the method used to determine the expenses and profit. Since the fund pays no fees to the Adviser under the Agreement, the Board did not consider profitability or economies of scale with respect to the fund relevant to its consideration of the Agreement.

The Board also considered potential benefits to the Adviser from acting as investment adviser and took into consideration that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

• The Board concluded that the nature, extent and quality of the services provided by the Adviser are adequate and appropriate.

• The Board was satisfied with the fund’s performance.

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with the Adviser and its affiliates, of the Adviser and the services provided to the fund by the Adviser. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for the fund had the benefit of a number of years of reviews of the Agreement for the fund, or substantially similar agreements for other BNY Mellon funds that the Board oversees, during which lengthy discussions took place between the Board and representatives of the Adviser. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the fund’s arrangements, or substantially similar arrangements for other BNY Mellon funds that the Board oversees, in prior years. The Board determined to renew the Agreement.

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For More Information

BNY Mellon Diversified International Fund

240 Greenwich Street
New York, NY 10286

Adviser

BNY Mellon Investment Adviser, Inc.
240 Greenwich Street
New York, NY 10286

Custodian

The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

BNY Mellon Transfer, Inc.

240 Greenwich Street
New York, NY 10286

Distributor

BNY Mellon Securities Corporation
240 Greenwich Street
New York, NY 10286

Ticker Symbol:	Class A: DFPAX Class C: DFPCX Class I: DFPIX Class Y: DDIFX

Telephone Call your financial representative or 1-800-373-9387

Mail The BNY Mellon Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@bnymellon.com

Internet Information can be viewed online or downloaded at www.im.bnymellon.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-PORT. The fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.im.bnymellon.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-373-9387.

© 2021 BNY Mellon Securities Corporation 6209SA0421

BNY Mellon Global Real Estate Securities Fund

SEMIANNUAL REPORT April 30, 2021

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.im.bnymellon.com and sign up for eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon Family of Funds.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

DISCUSSION OF FUND PERFORMANCE (Unaudited)

For the period from November 1, 2020 through April 30, 2021, as provided by the fund’s portfolio managers, E. Todd Briddell and Dean Frankel of CenterSquare Investment Management LLC, Sub-Investment Adviser

Market and Fund Performance Overview

For the six-month period ended April 30, 2021, BNY Mellon Global Real Estate Securities Fund’s Class A shares produced a total return of 31.80%, Class C shares returned 31.25%, Class I shares returned 31.93% and Class Y shares returned 31.93%.1 In comparison, the FTSE EPRA/NAREIT Developed Index (Net) (the “Index”), the fund’s benchmark, achieved a total return of 31.91% for the same period.2

Real estate-related securities rose over the reporting period due to the ongoing economic recovery from the COVID-19 pandemic. While the fund’s Class A and Class C shares lagged slightly, the Class I and Class Y shares outperformed the Index due largely to favorable stock selection decisions.

The Fund’s Investment Approach

The fund seeks to maximize total return, consisting of capital appreciation and current income, by normally investing at least 80% of its net assets in publicly traded equity securities of companies principally engaged in the real estate sector. Under normal market conditions, the fund expects to invest at least 40% of its assets in companies located outside the United States and to invest in at least ten different countries. The fund also may invest in equity securities of companies located in emerging markets and in equity securities of companies of any market capitalization. Our proprietary approach quantifies investment opportunity, both from a real estate and stock perspective.

Vaccine Approvals Boost Real Estate Equities

A number of economic factors contributed to gains in the real estate investment trust (“REIT”) market. Prior to the reporting period, the market had suffered as government lockdowns of the economy had hurt many segments, especially retail, hospitality and housing. On the other hand, certain defensive segments, including cell towers, data centers, health care and industrial, performed relatively well.

With the approval of COVID-19 vaccines early in the reporting period, the market quickly pivoted. While the prospect of a stronger economic recovery benefited real estate generally, the defensive segments of the market lagged, while retail and other hard-hit segments rebounded.

Accommodative global monetary policy, combined with stimulative fiscal policy, also contributed to the positive economic environment. In the United States, for example, the Federal Reserve (the “Fed”) left short-term interest rates unchanged and continued its bond purchasing program, making it clear that it would continue the program until the economy reached full employment. The improved prospect of economic recovery led to an increase in investor risk appetite, which benefited the REIT market.

The combination of increased fiscal stimulus and easy monetary policy led to some rising concerns about inflation. These concerns also benefited the real estate sector. Although a rise in long-term interest rates hindered technology stocks and the bond market, REITs were less harmed.

Among major geographic markets, the U.S. and Canada led the way during the reporting period, rising 37.5% and 32.0%, respectively. Singapore, Europe and Australia lagged, gaining only 18.0%-20.0%.

Security Selections in Certain Markets Benefited Fund Performance

The fund’s performance versus the Index was driven by strong relative returns, especially in the U.S. market. The fund’s overweight position in the U.S. was beneficial, as was stock selection. Selections that were most advantageous were in sectors that had been hit hard by the pandemic, such as retail, and were perceived as high risk. The fund focused on companies in these sectors that carried less debt and therefore were less risky. With the approval of COVID-19 vaccines early in the reporting period, these sectors rebounded quickly. Stock selections in Singapore, Australia and Japan were also beneficial.

On the other hand, performance was hurt by stock selections in the United Kingdom and Europe, which subtracted about 600 basis points from performance. Although the fund had an underweight position in the retail sector in these markets, and that sector was particularly hard hit, stock selections detracted from performance.

Real Estate Likely to Benefit from Higher Inflation

We anticipate that the global real estate market will continue to recover from the pandemic. The approval and distribution of COVID-19 vaccines have already provided a boost to the market, especially those segments that were hit hardest. The REIT sector may also be more attractive than either bonds or the broader equities markets as interest rates rise. While we believe REITs are currently trading at fair value, they tend to trade at a premium during a recovery. The Fed has said it will tolerate higher inflation, and this is also likely to benefit the REIT sector. Although we do not anticipate that rates will rise dramatically, they may continue to hinder certain segments of the equities markets that may already be overvalued.

DISCUSSION OF FUND PERFORMANCE (Unaudited) (continued)

During the reporting period, the fund shifted from a defensive stance to more neutral stance after significant outperformance in the prior reporting period. In addition, in Europe, where the fund benefited from positioning in companies with higher debt levels, we remain relatively defensive because of those high debt levels. We added risk in the U.S. market to compensate for the lower risk stance in Europe.

May 17, 2021

1 DUE TO RECENT MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE DIFFERENT THAN THE FIGURES SHOWN. Investors should note that the fund’s short-term performance is highly unusual, in part to unusually favorable market conditions, and is unlikely to be repeated or consistently achieved in the future. Total return includes reinvestment of dividends and any capital gains paid and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figures provided reflect the absorption of certain fund expenses by BNY Mellon Investment Adviser, Inc. pursuant to an undertaking in effect through March 1, 2022, at which time it may be extended, terminated or modified. Past performance is no guarantee of future results.

2 Source: Lipper Inc. — Reflects reinvestment of net dividends and, where applicable, capital gain distributions. The FTSE EPRA/NAREIT Developed Index (Net) is designed to track the performance of listed real estate companies and REITs worldwide. Investors cannot invest directly in any index.

Equities are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

The fund’s performance will be influenced by political, social and economic factors affecting investments in foreign companies. Special risks associated with investments in foreign companies include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards. These risks are enhanced in emerging-market countries.

The fund may, but is not required to, use derivative instruments. A small investment in derivatives could have a potentially large impact on the fund’s performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets.

Because the fund’s investments are concentrated in the securities of companies principally engaged in the real estate sector, the value of the fund’s shares will be affected by factors particular to the real estate sector and may fluctuate more widely than that of a fund which invests in a broader range of industries. The securities of issuers that are principally engaged in the real estate sector may be subject to risks similar to those associated with the direct ownership of real estate. These include declines in real estate values and defaults by mortgagors or other borrowers.

In addition to the risks which are linked to the real estate sector in general, REITs are subject to additional risks. Equity REITs may be affected by changes in the value of the underlying property owned by the trust, while mortgage REITs may be affected by the quality of any credit extended. Further, REITs are highly dependent upon management skill and often are not diversified. REITs also are subject to heavy cash-flow dependency and to defaults by borrowers or lessees.

Recent market risks include pandemic risks related to COVID-19. The effects of COVID-19 have contributed to increased volatility in global markets and will likely affect certain countries, companies, industries and market sectors more dramatically than others. To the extent the fund may overweight its investments in certain countries, companies, industries or market sectors, such positions will increase the fund’s exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in BNY Mellon Global Real Estate Securities Fund from November 1, 2020 to April 30, 2021. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
Assume actual returns for the six months ended April 30, 2021

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$7.47	$11.75	$6.04	$5.98
Ending value (after expenses)	$1,318.00	$1,312.50	$1,319.30	$1,319.30

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
Assuming a hypothetical 5% annualized return for the six months ended April 30, 2021

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$6.51	$10.24	$5.26	$5.21
Ending value (after expenses)	$1,018.35	$1,014.63	$1,019.59	$1,019.64
†

Expenses are equal to the fund’s annualized expense ratio of 1.30% for Class A, 2.05% for Class C, 1.05% for Class I and 1.04% for Class Y, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS
April 30, 2021 (Unaudited)

Description	Shares	Value ($)
Common Stocks - 99.1%
Australia - 3.7%
Abacus Property Group	418,530	977,488
Dexus	580,020	4,547,751
Goodman Group	114,480	1,669,141
Mirvac Group	3,293,850	6,834,506
Scentre Group	2,015,120	4,218,459
		18,247,345
Belgium - 1.4%
Aedifica	22,052	2,693,284
Warehouses De Pauw, CVA	118,300	4,169,967
		6,863,251
Canada - 2.7%
Boardwalk Real Estate Investment Trust	55,180	1,645,770
Chartwell Retirement Residences	370,540	3,771,269
H&R Real Estate Investment Trust	135,040	1,673,237
RioCan Real Estate Investment Trust	173,090	2,960,055
Summit Industrial Income REIT	267,280	3,394,411
		13,444,742
Germany - 7.2%
alstria office REIT	242,470	4,339,922
Deutsche EuroShop	182,940	4,225,919
Deutsche Wohnen	146,510	7,936,338
LEG Immobilien	38,970	5,425,504
Vonovia	203,590	13,388,971
		35,316,654
Hong Kong - 5.3%
CK Asset Holdings	676,700	4,243,032
Hongkong Land Holdings	427,960	2,118,705
Link REIT	764,053	7,219,668
New World Development	401,000	2,119,286
Sun Hung Kai Properties	449,070	6,778,838
Swire Properties	838,800	2,504,624
Wharf Real Estate Investment	199,340	1,145,333
		26,129,486
Ireland - .8%
Hibernia REIT	1,506,422	2,063,941
Irish Residential Properties REIT	1,032,000	2,020,914
		4,084,855
Japan - 10.5%
AEON Mall	112,056	1,778,581
Comforia Residential REIT	918	2,942,240
Japan Hotel REIT Investment	4,113	2,353,594

Description	Shares		Value ($)
Common Stocks - 99.1% (continued)
Japan - 10.5% (continued)
Japan Prime Realty Investment	722		2,937,456
Kenedix Office Investment	454		3,346,335
Mitsubishi Estate	276,150		4,539,386
Mitsui Fudosan	431,700		9,366,999
Mitsui Fudosan Logistics Park	969		5,022,893
Nippon Building Fund	575		3,778,558
Nomura Real Estate Master Fund	3,291		5,210,795
Orix JREIT	4,200		7,411,975
SOSiLA Logistics REIT	900		1,176,111
Tokyu Fudosan Holdings	376,300		2,091,188
			51,956,111
Luxembourg - .7%
Aroundtown	440,970		3,394,560
Norway - .2%
Entra	33,216	[a]	749,916
Singapore - 3.1%
Ascendas Real Estate Investment Trust	1,945,125		4,540,907
CapitaLand	979,200		2,733,160
CapitaLand Integrated Commercial Trust	2,314,900		3,741,275
City Developments	350,100		2,072,718
Frasers Centrepoint Trust	439,300		801,477
Suntec Real Estate Investment Trust	1,062,900		1,221,508
			15,111,045
Spain - .5%
Merlin Properties Socimi	201,900		2,236,225
Sweden - 1.8%
Fabege	233,108		3,476,221
Kungsleden	362,450		4,214,905
Wihlborgs Fastigheter	68,920		1,410,017
			9,101,143
United Kingdom - 4.7%
Assura	2,043,226		2,104,414
Empiric Student Property	1,734,390	[b]	2,108,889
Grainger	551,250		2,173,847
Land Securities Group	543,625		5,409,745
Safestore Holdings	212,703		2,502,306
Segro	456,968		6,344,598
Tritax Big Box REIT	982,160		2,583,632
			23,227,431
United States - 56.5%
Agree Realty	93,289	[c]	6,563,814
American Campus Communities	274,559	[c]	12,412,812
Americold Realty Trust	146,050	[c,d]	5,898,959

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.1% (continued)
United States - 56.5% (continued)
Apple Hospitality REIT	58,320	[c]	924,955
AvalonBay Communities	64,360	[c]	12,357,120
Brixmor Property Group	288,100	[c]	6,436,154
Broadstone Net Lease	201,030	[c]	4,056,785
Columbia Property Trust	116,730	[c]	2,102,307
Cousins Properties	174,680	[c]	6,405,516
CyrusOne	13,380	[c]	974,465
Digital Realty Trust	50,110	[c]	7,732,474
Diversified Healthcare Trust	323,640	[c]	1,428,871
Douglas Emmett	72,444	[c]	2,429,772
Empire State Realty Trust, Cl. A	79,095	[c,d]	900,892
Equinix	13,890	[c]	10,011,356
Equity Residential	109,960	[c]	8,162,331
Essex Property Trust	30,881	[c]	8,971,548
Extra Space Storage	37,590	[c]	5,589,257
Federal Realty Investment Trust	51,550	[c]	5,816,902
First Industrial Realty Trust	135,775	[c]	6,757,522
Host Hotels & Resorts	324,636	[b,c]	5,895,390
Invitation Homes	521,170	[c]	18,272,220
JBG SMITH Properties	175,413	[c]	5,720,218
Kilroy Realty	67,890	[c]	4,653,181
Life Storage	130,066	[c]	12,494,140
Park Hotels & Resorts	93,658	[b,c]	2,089,510
Prologis	223,410	[c]	26,033,967
Regency Centers	99,800	[c]	6,353,268
Retail Properties of America, Cl. A	410,901	[c]	4,819,869
Rexford Industrial Realty	68,740	[c]	3,818,507
Ryman Hospitality Properties	33,200	[b,c]	2,611,180
Sabra Health Care REIT	282,350	[c]	5,130,300
SBA Communications	37,880	[c]	11,353,394
Simon Property Group	28,510	[c]	3,470,807
Sun Communities	45,880	[c]	7,654,160
UDR	162,880	[c]	7,565,776
Ventas	120,154	[c]	6,663,741
VEREIT	234,808	[c]	11,233,215
Welltower	217,350	[c]	16,307,770
			278,074,425
Total Common Stocks (cost $369,385,458)			487,937,189

Description	1-Day Yield (%)	Shares		Value ($)
Investment Companies - ..7%
Registered Investment Companies - .7%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $3,765,109)	0.05	3,765,109	[e]	3,765,109
Total Investments (cost $373,150,567)		99.8%		491,702,298
Cash and Receivables (Net)		.2%		841,168
Net Assets		100.0%		492,543,466

CVA—Company Voluntary Arrangement

REIT—Real Estate Investment Trust

a Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2021, these securities were valued at $749,916 or .15% of net assets.

b Non-income producing security.

c Investment in real estate investment trust within the United States.

d Security, or portion thereof, on loan. At April 30, 2021, the value of the fund’s securities on loan was $1,377,542 and the value of the collateral was $1,391,947, consisting of U.S. Government & Agency securities.

e Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Portfolio Summary (Unaudited) †	Value (%)
Real Estate	98.3
Health Care Equipment & Services	.8
Investment Companies	.7
99.8

† Based on net assets.

See notes to financial statements.

STATEMENT OF INVESTMENTS IN AFFILIATED ISSUERS (Unaudited)

Investment Companies	Value 10/31/20 ($)	Purchases ($)†	Sales ($)	Value 4/30/21 ($)	Net Assets (%)	Dividends/ Distributions ($)
Registered Investment Companies;
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares	1,481,886	51,943,315	(49,660,092)	3,765,109.7		1,748

† Includes reinvested dividends/distributions.

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2021 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $1,377,542)—Note 1(c):
Unaffiliated issuers	369,385,458	487,937,189
Affiliated issuers	3,765,109	3,765,109
Cash denominated in foreign currency	22,467	22,219
Dividends and securities lending income receivable		1,255,253
Tax reclaim receivable—Note 1(b)		619,085
Receivable for investment securities sold		539,035
Receivable for shares of Common Stock subscribed		278,459
Prepaid expenses		42,489
		494,458,838
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(c)		415,363
Payable for investment securities purchased		1,089,937
Payable for shares of Common Stock redeemed		327,518
Directors’ fees and expenses payable		4,482
Other accrued expenses		78,072
		1,915,372
Net Assets ($)		492,543,466
Composition of Net Assets ($):
Paid-in capital		408,146,321
Total distributable earnings (loss)		84,397,145
Net Assets ($)		492,543,466

Net Asset Value Per Share	Class A	Class C	Class I	Class Y
Net Assets ($)	22,752,419	598,354	45,583,060	423,609,633
Shares Outstanding	2,284,925	61,376	4,655,629	43,246,860
Net Asset Value Per Share ($)	9.96	9.75	9.79	9.80

See notes to financial statements.

STATEMENT OF OPERATIONS
Six Months Ended April 30, 2021 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $348,657 foreign taxes withheld at source):
Unaffiliated issuers	7,037,482
Affiliated issuers	1,748
Income from securities lending—Note 1(c)	5,541
Total Income	7,044,771
Expenses:
Management fee—Note 3(a)	2,140,726
Shareholder servicing costs—Note 3(c)	142,249
Professional fees	59,637
Custodian fees—Note 3(c)	58,679
Registration fees	33,918
Directors’ fees and expenses—Note 3(d)	13,068
Chief Compliance Officer fees—Note 3(c)	7,766
Prospectus and shareholders’ reports	7,716
Loan commitment fees—Note 2	6,764
Distribution fees—Note 3(b)	2,356
Miscellaneous	11,987
Total Expenses	2,484,866
Less—reduction in expenses due to undertaking—Note 3(a)	(110,554)
Net Expenses	2,374,312
Investment Income—Net	4,670,459
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	20,524,850
Net realized gain (loss) on forward foreign currency exchange contracts	2,340
Net Realized Gain (Loss)	20,527,190
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	98,426,690
Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts	(1,116)
Net Change in Unrealized Appreciation (Depreciation)	98,425,574
Net Realized and Unrealized Gain (Loss) on Investments	118,952,764
Net Increase in Net Assets Resulting from Operations	123,623,223

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2021 (Unaudited)	Year Ended October 31, 2020
Operations ($):
Investment income—net	4,670,459	9,488,041
Net realized gain (loss) on investments	20,527,190	(30,289,631)
Net change in unrealized appreciation (depreciation) on investments	98,425,574	(108,105,579)
Net Increase (Decrease) in Net Assets Resulting from Operations	123,623,223	(128,907,169)
Distributions ($):
Distributions to shareholders:
Class A	(167,015)	(1,970,543)
Class C	(131)	(88,009)
Class I	(404,246)	(8,385,481)
Class Y	(4,230,421)	(63,511,398)
Total Distributions	(4,801,813)	(73,955,431)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	1,832,491	4,671,114
Class C	1	43,482
Class I	12,224,631	15,823,341
Class Y	23,978,711	65,933,047
Distributions reinvested:
Class A	165,230	1,920,567
Class C	128	71,642
Class I	391,183	8,079,132
Class Y	1,104,756	23,918,714
Cost of shares redeemed:
Class A	(2,391,426)	(4,436,536)
Class C	(203,030)	(185,198)
Class I	(8,915,389)	(53,864,056)
Class Y	(58,397,773)	(203,316,288)
Increase (Decrease) in Net Assets from Capital Stock Transactions	(30,210,487)	(141,341,039)
Total Increase (Decrease) in Net Assets	88,610,923	(344,203,639)
Net Assets ($):
Beginning of Period	403,932,543	748,136,182
End of Period	492,543,466	403,932,543

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended April 30, 2021 (Unaudited)	Year Ended October 31, 2020
Capital Share Transactions (Shares):
Class Aa
Shares sold	203,826	611,151
Shares issued for distributions reinvested	18,840	214,498
Shares redeemed	(267,588)	(522,901)
Net Increase (Decrease) in Shares Outstanding	(44,922)	302,748
Class C
Shares sold	-	4,915
Shares issued for distributions reinvested	15	8,168
Shares redeemed	(23,408)	(23,802)
Net Increase (Decrease) in Shares Outstanding	(23,393)	(10,719)
Class Ia
Shares sold	1,351,334	1,950,035
Shares issued for distributions reinvested	45,381	914,813
Shares redeemed	(1,010,538)	(6,963,937)
Net Increase (Decrease) in Shares Outstanding	386,177	(4,099,089)
Class Ya
Shares sold	2,697,289	8,229,991
Shares issued for distributions reinvested	128,162	2,726,826
Shares redeemed	(6,647,974)	(27,041,268)
Net Increase (Decrease) in Shares Outstanding	(3,822,523)	(16,084,451)

[a]

During the period ended April 30, 2021, 427,521 Class Y shares representing $3,960,205 were exchanged for 427,649 Class I shares. During the period ended October 31, 2020, 689 Class Y shares representing $6,915 were exchanged for 681 Class A shares and 1,150,018 Class Y shares representing $9,601,952 were exchanged for 1,150,650 Class I shares.

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. These figures have been derived from the fund’s financial statements.

Six Months Ended
	April 30, 2021	Year Ended October 31,
Class A Shares	(Unaudited)	2020	2019	2018	2017	2016
Per Share Data ($):
Net asset value, beginning of period	7.62	10.29	8.84	9.15	9.06	9.31
Investment Operations:
Investment income—net[a]	.08	.11	.15	.17	.10	.17
Net realized and unrealized gain (loss) on investments	2.33	(1.79)	1.66	(.09)	.50	.01
Total from Investment Operations	2.41	(1.68)	1.81	.08	.60	.18
Distributions:
Dividends from investment income—net	(.07)	(.37)	(.20)	(.22)	(.37)	(.17)
Dividends from net realized gain on investments	-	(.62)	(.16)	(.17)	(.14)	(.26)
Total Distributions	(.07)	(.99)	(.36)	(.39)	(.51)	(.43)
Net asset value, end of period	9.96	7.62	10.29	8.84	9.15	9.06
Total Return (%)[b]	31.80[c]	(17.72)	21.39	.82	7.05	2.10
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	2.29[d]	2.44	2.45	2.72	2.30	1.78
Ratio of net expenses to average net assets	1.30[d]	1.30	1.30	1.30	1.30	1.30
Ratio of net investment income to average net assets	1.83[d]	1.29	1.63	1.89	1.15	1.90
Portfolio Turnover Rate	45.57[c]	116.78	79.34	55.32	75.07	60.90
Net Assets, end of period ($ x 1,000)	22,752	17,764	20,861	12,652	12,510	8,086

a Based on average shares outstanding.

b Exclusive of sales charge.

c Not annualized.

d Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
	April 30, 2021	Year Ended October 31,
Class C Shares	(Unaudited)	2020	2019	2018	2017	2016
Per Share Data ($):
Net asset value, beginning of period	7.43	10.06	8.64	8.93	8.85	9.11
Investment Operations:
Investment income—net[a]	.05	.06	.09	.10	.04	.10
Net realized and unrealized gain (loss) on investments	2.27	(1.77)	1.62	(.08)	.48	.01
Total from Investment Operations	2.32	(1.71)	1.71	.02	.52	.11
Distributions:
Dividends from investment income—net	(.00)[b]	(.30)	(.13)	(.14)	(.30)	(.11)
Dividends from net realized gain on investments	-	(.62)	(.16)	(.17)	(.14)	(.26)
Total Distributions	(.00)[b]	(.92)	(.29)	(.31)	(.44)	(.37)
Net asset value, end of period	9.75	7.43	10.06	8.64	8.93	8.85
Total Return (%)[c]	31.25[d]	(18.37)	20.61	.11	6.17	1.33
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	2.25[e]	2.24	2.23	2.25	2.25	2.24
Ratio of net expenses to average net assets	2.05[e]	2.05	2.05	2.05	2.05	2.05
Ratio of net investment income to average net assets	1.08[e]	.68	.93	1.10	.43	1.15
Portfolio Turnover Rate	45.57[d]	116.78	79.34	55.32	75.07	60.90
Net Assets, end of period ($ x 1,000)	598	630	960	872	918	1,016

a Based on average shares outstanding.

b Amount represents less than $.01 per share.

c Exclusive of sales charge.

d Not annualized.

e Annualized.

See notes to financial statements.

Six Months Ended
	April 30, 2021	Year Ended October 31,
Class I Shares	(Unaudited)	2020	2019	2018	2017	2016
Per Share Data ($):
Net asset value, beginning of period	7.51	10.15	8.72	9.03	8.96	9.22
Investment Operations:
Investment income—net[a]	.09	.15	.18	.19	.13	.20
Net realized and unrealized gain (loss) on investments	2.28	(1.77)	1.63	(.09)	.48	.01
Total from Investment Operations	2.37	(1.62)	1.81	.10	.61	.21
Distributions:
Dividends from investment income—net	(.09)	(.40)	(.22)	(.24)	(.40)	(.21)
Dividends from net realized gain on investments	-	(.62)	(.16)	(.17)	(.14)	(.26)
Total Distributions	(.09)	(1.02)	(.38)	(.41)	(.54)	(.47)
Net asset value, end of period	9.79	7.51	10.15	8.72	9.03	8.96
Total Return (%)	31.93[b]	(17.56)	21.79	1.03	7.24	2.41
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.10[c]	1.09	1.06	1.05	1.05	1.03
Ratio of net expenses to average net assets	1.05[c]	1.05	1.05	1.05	1.05	1.03
Ratio of net investment income to average net assets	2.07[c]	1.84	1.92	2.19	1.45	2.18
Portfolio Turnover Rate	45.57[b]	116.78	79.34	55.32	75.07	60.90
Net Assets, end of period ($ x 1,000)	45,583	32,044	84,925	78,954	144,781	157,168

a Based on average shares outstanding.

b Not annualized.

c Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
April 30, 2021		Year Ended October 31,
Class Y Shares	(Unaudited)	2020	2019	2018	2017	2016
Per Share Data ($):
Net asset value, beginning of period	7.51	10.16	8.73	9.03	8.96	9.22
Investment Operations:
Investment income—net[a]	.09	.14	.18	.19	.13	.20
Net realized and unrealized gain (loss) on investments	2.30	(1.77)	1.63	(.08)	.48	.01
Total from Investment Operations	2.39	(1.63)	1.81	.11	.61	.21
Distributions:
Dividends from investment income—net	(.10)	(.40)	(.22)	(.24)	(.40)0)	(.21)
Dividends from net realized gain on investments	-	(.62)	(.16)	(.17)	(.14)	(.26)
Total Distributions	(.10)	(1.02)	(.38)	(.41)	(.54)	(.47)
Net asset value, end of period	9.80	7.51	10.16	8.73	9.03	8.96
Total Return (%)	31.93[b]	(17.50)	21.81	1.18	7.26	2.42
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.04[c]	1.03	1.01	1.02	1.03	1.01
Ratio of net expenses to average net assets	1.04[c]	1.03	1.01	1.02	1.03	1.01
Ratio of net investment income to average net assets	2.09[c]	1.74	1.95	2.17	1.45	2.19
Portfolio Turnover Rate	45.57[b]	116.78	79.34	55.32	75.07	60.90
Net Assets, end of period ($ x 1,000)	423,610	353,495	641,390	573,136	602,031	610,377

a Based on average shares outstanding.

b Not annualized.

c Annualized.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

BNY Mellon Global Real Estate Securities Fund (the “fund”) is a separate diversified series of BNY Mellon Investment Funds V, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering three series, including the fund. The fund’s investment objective is to seek to maximize total return consisting of capital appreciation and current income. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. CenterSquare Investment Management LLC (“the Sub-Adviser”), serves as the fund’s sub-investment adviser.

BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares. The fund is authorized to issue 750 million shares of $.001 par value Common Stock. The fund currently has authorized four classes of shares: Class A (100 million shares authorized), Class C (50 million shares authorized), Class I (400 million shares authorized), and Class Y (200 million shares authorized). Class A shares generally are subject to a sales charge imposed at the time of purchase. Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a contingent deferred sales charge (“CDSC”) of 1.00% if redeemed within one year. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Class C shares automatically convert to Class A shares eight years after the date of purchase, without the imposition of a sales charge. Class I and Class Y shares are sold at net asset value per share generally to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Company’s Board of Directors (the “Board”). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

The following is a summary of the inputs used as of April 30, 2021 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs		Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments In Securities:†
Equity Securities - Common Stocks	291,519,167	196,418,022	††	-	487,937,189
Investment Companies	3,765,109	-		-	3,765,109

† See Statement of Investments for additional detailed categorizations, if any.

†† Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.

Foreign taxes: The fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the fund invests. These foreign taxes, if any, are paid by the fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred or those subject to reclaims as of April 30, 2021, if any, are disclosed in the fund’s Statement of Assets and Liabilities.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of the Adviser, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended April 30, 2021, The Bank of New York Mellon earned $704 from the lending of the fund’s portfolio securities, pursuant to the securities lending agreement.

(d) Affiliated issuers: Investments in other investment companies advised by the Adviser are considered “affiliated” under the Act.

(e) Risk: Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political, economic developments and public health conditions. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls and delayed settlements, and their prices may be more volatile than those of comparable securities in the U.S. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country,

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. Recent examples include pandemic risks related to COVID-19 and aggressive measures taken world-wide in response by governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations, and by businesses, including changes to operations and reducing staff. To the extent the fund may overweight its investments in certain countries, companies, industries or market sectors, such positions will increase the fund’s exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.

(f) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended April 30, 2021, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended April 30, 2021, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended October 31, 2020 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.

The fund has an unused capital loss carryover of $27,849,569 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to October 31, 2020. These short-term capital losses can be carried forward for an unlimited period.

The tax character of distributions paid to shareholders during the fiscal year ended October 31, 2020 was as follows: ordinary income $36,178,359 and long-term capital gains $37,777,072. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other long-term open-end funds managed by the Adviser in a $823.5 million unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by The Bank of New York Mellon (the “BNYM Credit Facility”), a subsidiary of BNY Mellon and an affiliate of the Adviser, each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $688.5 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is an amount equal to $135 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNYM Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended April 30, 2021, the fund did not borrow under the Facilities.

NOTE 3—Management Fee, Sub-Investment Advisory Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Adviser, the management fee is computed at an annual rate of .95% of the value of the fund’s average daily net assets and is payable monthly. The Adviser has contractually agreed, from November 1, 2020 through March 1, 2022, to waive receipt of its fees and/or assume the direct expenses of the fund, so that the direct expenses of none of the classes (excluding Rule 12b-1 Distribution Plan fees, Shareholder Services Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed 1.05% of the value of the fund’s average daily net assets. On or after March 1, 2022, the Adviser may terminate this expense limitation at any time. The reduction in expenses, pursuant to the

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

undertaking, amounted to $110,554 during the period ended April 30, 2021.

Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser, the Adviser pays the Sub-Adviser a monthly fee at an annual rate of .46% of the value of the fund’s average daily net assets.

During the period ended April 30, 2021, the Distributor retained $59 from commissions earned on sales of the fund’s Class A shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended April 30, 2021, Class C shares were charged $2,356 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended April 30, 2021, Class A and Class C shares were charged $25,576 and $785, respectively, pursuant to the Shareholder Services Plan.

The fund has an arrangement with the transfer agent whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency fees. For financial reporting purposes, the fund includes net earnings credits, if any, as shareholder servicing costs in the Statement of Operations.

The fund has an arrangement with the custodian whereby the fund will receive interest income or be charged an overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.

The fund compensates BNY Mellon Transfer, Inc., a wholly-owned subsidiary of the Adviser, under a transfer agency agreement for providing transfer agency and cash management services inclusive of earnings credits, if any, for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended April 30, 2021, the fund was charged $3,860 for transfer agency services, inclusive of earnings credit, if any. These fees are included in Shareholder servicing costs in the Statement of Operations.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended April 30, 2021, the fund was charged $58,679 pursuant to the custody agreement.

During the period ended April 30, 2021, the fund was charged $7,766 for services performed by the Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Statement of Operations.

The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: management fees of $375,873, Distribution Plan fees of $361, Shareholder Services Plan fees of $4,703, custodian fees of $44,000, Chief Compliance Officer fees of $5,242 and transfer agency fees of $1,380, which are offset against an expense reimbursement currently in effect in the amount of $16,196.

(d) Each Board member also serves as a Board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities and forward foreign currency exchange contracts (“forward contracts”), during the period ended April 30, 2021, amounted to $201,459,770 and $232,613,650, respectively.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. At April 30, 2021, there were no forward contracts outstanding.

The following summarizes the average market value of derivatives outstanding during the period ended April 30, 2021:

Average Market Value ($)
Forward contracts	855,429

At April 30, 2021, accumulated net unrealized appreciation on investments was $118,551,731, consisting of $118,554,139 gross unrealized appreciation and $2,408 gross unrealized depreciation.

At April 30, 2021, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AND SUB-INVESTMENT ADVISORY AGREEMENTS (Unaudited)

At a meeting of the fund’s Board of Directors held on March 8-9, 2021, the Board considered the renewal of the fund’s Management Agreement pursuant to which the Adviser provides the fund with investment advisory and administrative services (the “Agreement”), and the Sub-Investment Advisory Agreement (together, the “Agreements”), pursuant to which CenterSquare Investment Management LLC (the “Subadviser”) provides day-to-day management of the fund’s investments. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Adviser and the Subadviser. In considering the renewal of the Agreements, the Board considered several factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to it at the meeting and in previous presentations from representatives of the Adviser regarding the nature, extent, and quality of the services provided to funds in the BNY Mellon fund complex, including the fund. The Adviser provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. The Adviser also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the BNY Mellon fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or the Adviser) and the Adviser’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that the Adviser also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered the Adviser’s extensive administrative, accounting and compliance infrastructures, as well as the Adviser’s supervisory activities over the Subadviser. The Board also considered portfolio management’s brokerage policies and practices (including policies and practices regarding soft dollars) and the standards applied in seeking best execution.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data based on classifications provided by Thomson Reuters Lipper, which included information comparing (1) the performance of the fund’s Class I shares with the performance of a group of institutional global real estate funds selected by Broadridge as comparable to the fund (the “Performance Group”) and with a broader group of funds consisting of all

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AND SUB-INVESTMENT ADVISORY AGREEMENTS (Unaudited) (continued)

retail and institutional global real estate funds (the “Performance Universe”), all for various periods ended December 31, 2020, and (2) the fund’s actual and contractual management fees and total expenses with those of the same group of funds in the Performance Group (the “Expense Group”) and with a broader group of all institutional global real estate funds, excluding outliers (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. The Adviser previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Performance Comparisons. Representatives of the Adviser stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations and policies that may be applicable to the fund and comparison funds and the end date selected. The Board discussed with representatives of the Adviser and the Subadviser the results of the comparisons and considered that the fund’s total return performance was above the Performance Group and Performance Universe medians for all periods, except the ten-year period when it was slightly below the Performance Universe median. The Adviser also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index, and it was noted that the fund’s returns were above the returns of the index in eight of the ten calendar years shown.

Management Fee and Expense Ratio Comparisons. The Board reviewed and considered the contractual management fee rate payable by the fund to the Adviser in light of the nature, extent and quality of the management and sub-advisory services provided by the Adviser and the Subadviser, respectively. In addition, the Board reviewed and considered the actual management fee rate paid by the fund over the fund’s last fiscal year which included reductions for a fee waiver arrangement in place that reduced the investment advisory fee paid to the Adviser. The Board also reviewed the range of actual and contractual management fees and total expenses as a percentage of average net assets of the Expense Group and Expense Universe funds and discussed the results of the comparisons.

The Board considered that the fund’s contractual management fee was higher than the Expense Group median contractual management fee, the fund’s actual management fee was higher than the Expense Group median and the Expense Universe median actual management fee and the fund’s total expenses were higher than the Expense Group median and the Expense Universe median total expenses.

Representatives of the Adviser stated that the Adviser has contractually agreed, until March 1, 2022, to waive receipt of its fees and/or assume the direct expenses of the fund so that the direct expenses of none of its classes (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed 1.05% of the fund’s average daily net assets.

Representatives of the Adviser reviewed with the Board the management or investment advisory fees paid to the Adviser or the Subadviser or its affiliates, for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness of the fund’s management fee. Representatives of the Adviser noted that there were no other funds advised or administered by the Adviser that are in the same Lipper category as the fund.

The Board considered the fee to the Subadviser in relation to the fee paid to the Adviser by the fund and the respective services provided by the Subadviser and the Adviser. The Board also took into consideration that the Subadviser’s fee is paid by the Adviser (out of its fee from the fund) and not the fund.

Analysis of Profitability and Economies of Scale. Representatives of the Adviser reviewed the expenses allocated and profit received by the Adviser and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to the Adviser and its affiliates for managing the funds in the BNY Mellon fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not excessive, given the services rendered and service levels provided by the Adviser and its affiliates. The Board also had been provided with information prepared by an independent consulting firm regarding the Adviser’s approach to allocating costs to, and determining the profitability of, individual funds and the entire BNY Mellon fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreements, considered in relation to the mix of services provided by the Adviser and the Subadviser, including the nature, extent and quality of such services, supported the renewal of the Agreements and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Since the Adviser, and not the fund, pays the Subadviser pursuant to the Sub-Investment Advisory Agreement, the Board did not consider the Subadviser’s profitability to be relevant to its deliberations. Representatives of the Adviser stated that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that the Adviser may have realized any economies of scale would be less. Representatives of the Adviser also stated that, as a result of shared and allocated costs among funds in the BNY Mellon fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AND SUB-INVESTMENT ADVISORY AGREEMENTS (Unaudited) (continued)

opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to the Adviser and the Subadviser from acting as investment adviser and sub-investment adviser, respectively, and took into consideration the soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreements. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

• The Board concluded that the nature, extent and quality of the services provided by the Adviser and the Subadviser are adequate and appropriate.

• The Board was satisfied with the fund’s performance.

• The Board determined that the economies of scale which may accrue to the Adviser and its affiliates in connection with the management of the fund had been adequately considered by the Adviser in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreements, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with the Adviser and its affiliates and the Subadviser, of the Adviser and the Subadviser and the services provided to the fund by the Adviser and the Subadviser. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreements, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for the fund had the benefit of a number of years of reviews of the Agreements for the fund, or substantially similar agreements for other BNY Mellon funds that the Board oversees, during which lengthy discussions took place between the Board and representatives of the Adviser. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the fund’s arrangements, or substantially similar arrangements for other BNY Mellon funds that the Board oversees, in prior years. The Board determined to renew the Agreements.

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For More Information

BNY Mellon Global Real Estate Securities Fund

240 Greenwich Street
New York, NY 10286

Adviser

BNY Mellon Investment Adviser, Inc.
240 Greenwich Street
New York, NY 10286

Sub-Adviser

CenterSquare Investment Management LLC
630 West Germantown Pike, Suite 300
Plymouth Meeting, PA 19462

Custodian

The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

BNY Mellon Transfer, Inc.
240 Greenwich Street
New York, NY 10286

Distributor

BNY Mellon Securities Corporation
240 Greenwich Street
New York, NY 10286

Ticker Symbol:	Class A: DRLAX Class C: DGBCX Class I: DRLIX Class Y: DRLYX

Telephone Call your financial representative or 1-800-373-9387

Mail The BNY Mellon Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@bnymellon.com

Internet Information can be viewed online or downloaded at www.im.bnymellon.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-PORT. The fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.im.bnymellon.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-373-9387.

© 2021 BNY Mellon Securities Corporation 6593SA0421

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a)        Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures applicable to Item 10.

Item 11.	Controls and Procedures.

(a)       The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no changes to the Registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b)       Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

BNY Mellon Investment Funds V, Inc.

By: /s/ David DiPetrillo

David DiPetrillo

President (Principal Executive Officer)

Date: June 22, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ David DiPetrillo

David DiPetrillo

President (Principal Executive Officer)

Date: June 22, 2021

By: /s/ James Windels

James Windels

Treasurer (Principal Financial Officer)

Date: June 22, 2021

EXHIBIT INDEX

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b)       Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)